Expense Example, No Redemption {- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-11 - Fidelity Advisor® Leveraged Company Stock Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Leveraged Company Stock Fund-Class A
Expense Example, No Redemption:
1 Year	$ 676
3 Years	890
5 Years	1,121
10 Years	1,784
Fidelity Advisor Leveraged Company Stock Fund-Class M
Expense Example, No Redemption:
1 Year	478
3 Years	748
5 Years	1,038
10 Years	1,863
Fidelity Advisor Leveraged Company Stock Fund-Class C
Expense Example, No Redemption:
1 Year	186
3 Years	576
5 Years	990
10 Years	1,943
Fidelity Advisor Leveraged Company Stock Fund-Class I
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	978
Fidelity Advisor Leveraged Company Stock Fund-Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835